Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gain (losses) on sale from securitization and loan sales	¥ 9,844	¥ 9,226	¥ 28,481	¥ 25,271
Installment Loans
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 415,127	¥ 415,914	¥ 1,023,249	¥ 968,819